Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost paid by Santander UK plc	£ 34	£ 41	£ 31
Interest cost	(23)	(7)	(5)
Past service cost	1	41	1
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	42	(56)	(151)
- Experience adjustments	(42)	15	(11)
- Changes in financial assumptions	1,377	(675)	700
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(10,804)	(11,583)
Current service cost paid by Santander UK plc	(22)	(27)
Current service cost paid by other subsidiaries	(12)	(14)
Current service cost paid by fellow Banco Santander subsidiaries	0
Interest cost	(308)	(282)
Employer salary sacrifice contributions	(9)	(6)
Past service cost	(1)	(1)
GMP equalisation cost	0	(40)
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	(42)	56
- Experience adjustments	42	(15)
- Changes in financial assumptions	(1,377)	675
Benefits paid	375	433
Ending balance	£ (12,158)	£ (10,804)	£ (11,583)